Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of deferred income tax assets and liabilities

	December 31, 2019	December 31, 2018
Taxes losses carryforward	4,659	4,882
Temporary differences:
Employee post retirement obligations	840	674
Provision for litigation	443	409
Timing differences arising on assets and liabilities (i)	3,246	1,253
Fair value of financial instruments	864	538
Allocated goodwill	(2,640)	(2,328)
Others	(77)	(52)
	2,676	494
Total	7,335	5,376
Assets	9,217	6,908
Liabilities	(1,882)	(1,532)
	7,335	5,376

(i) The changes refer mainly to the recognition of the tax effects of the Brumadinho event in 2019.

Schedule of changes in deferred tax

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2017	6,638	1,719	4,919
Taxes losses carryforward	665	—	665
Timing differences arising on assets and liabilities	152	—	152
Fair value of financial instruments	147	—	147
Allocated goodwill	—	(37)	37
Others	(77)	—	(77)
Effect in income statement	887	(37)	924
Transfers between asset and liabilities	(70)	(70)	—
Translation adjustment	(673)	(102)	(571)
Other comprehensive income	123	22	101
Effect of discontinued operations
Effect in income statement	14	—	14
Transfer to net assets held for sale	(11)	—	(11)
Balance at December 31, 2018	6,908	1,532	5,376
Utilization of taxes losses carryforward	(443)	—	(443)
Timing differences arising on assets and liabilities	2,113	—	2,113
Fair value of financial instruments	328	—	328
Allocated goodwill	—	(210)	210
Others	(91)	—	(91)

Effect in income statement	1,907	(210)	2,117
Transfers between asset and liabilities	252	252	—
Acquisition of subsidiaries (i)	104	250	(146)
Translation adjustment	(187)	47	(234)
Other comprehensive income	233	11	222
Balance at December 31, 2019	9,217	1,882	7,335

(i) Refers to the acquisition of New Steel and Ferrous Resources Limited (note 14).

Schedule of amount presented as income taxes in the income statement reconciled to the rate established by law

	Year ended December 31
	2019	2018	2017
Income (loss) before income taxes	(2,775)	6,816	7,829
Income taxes at statutory rate ‐ 34%	944	(2,317)	(2,662)
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	601	873	728
Tax incentives	189	576	372
Equity results	77	104	35
Additions of tax loss carryforward	25	1,510	99
Unrecognized tax losses of the year	(1,059)	(458)	(432)
Nondeductible effect of impairment	—	(24)	(43)
Others	(182)	(92)	408
Income taxes	595	172	(1,495)